Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 5,948	$ 5,654	$ 4,920
Foreign currency translation adjustments
Foreign currency translation adjustments arising during period	266	(516)	620
Reclassification adjustments for from sale of an investment in a foreign entity recognized in net income	(2)	2	10
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	268	(518)	610
Tax expense (benefit)	43	4	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	225	(522)	610
Change in pension and post-retirement benefit plans
Net actuarial (loss) gain arising during period	(543)	(1,819)	241
Prior service cost (credit) arising during period	6	22	(2)
Amortization of prior service credit	228	344	529
Other	(93)	105	(116)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	(414)	(1,392)	656
Tax expense (benefit)	97	326	(263)
Other Comprehensive Income (Loss), Defined Benefit Plan, after Reclassification Adjustment, after Tax	(317)	(1,066)	393
Unrealized gain (loss) on available-for-sale securities
Unrealized holding gain arising during period	0	0	5
Reclassification adjustments for gain included in Other income, net	0	0	566
Other Comprehensive Income (Loss), ASU 2016-01 adoption impact on Securities Arising During Period	0	(5)	0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Portion Attributable to Parent	0	(5)	(561)
Tax expense (benefit)	0	0	(213)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	0	(5)	(348)
Change in unrealized cash flow hedging
Unrealized cash flow hedging gain (loss) arising during period	(33)	(307)	347
Gain (Loss) reclassified into Product sales	(51)	16	39
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Portion Attributable to Parent	18	(323)	308
Tax expense (benefit)	11	(78)	74
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	7	(245)	234
Other comprehensive (loss) income, net of tax	(85)	(1,838)	889
Comprehensive income	5,863	3,816	5,809
Less: Comprehensive income attributable to noncontrolling interest	399	355	448
Comprehensive income atrributable to common shareowners	$ 5,464	$ 3,461	$ 5,361